DISCONTINUED OPERATIONS (Schedule of net cash flows Wuhu Feishang) (Details) - CNY (¥) ¥ in Thousands	2 Months Ended	12 Months Ended
	Mar. 03, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ContinuingAndDiscontinuedOperationsLineItems [Line Items]
Operating activities		¥ (14,746)	¥ (28,269)	¥ (21,569)
Investing activities		2,868	(4,936)	(435)
Financing activities		12,630	5,581	12,369
Net cash outflows		¥ 752	(27,624)	(9,635)
Discontinued operation of Wuhu Feishang [Member]
ContinuingAndDiscontinuedOperationsLineItems [Line Items]
Operating activities	¥ (2,727)		(16,632)	(42,785)
Investing activities	60		(81)	(5,927)
Financing activities	1,793		1,920	35,711
Net cash outflows	¥ (874)		¥ (14,793)	¥ (13,001)